SUBSEQUENT EVENT (Details) $ / shares in Units, $ in Thousands, ¥ in Millions				12 Months Ended
	May 13, 2026 USD ($)	Apr. 20, 2026 USD ($) tranche	Feb. 24, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025	Apr. 20, 2026 CNY (¥) tranche	Feb. 24, 2026 CAD ($) $ / shares shares	Nov. 25, 2024 USD ($)
SUBSEQUENT EVENT
Principal amount				$ 1				$ 1
Effective interest rate				12.60%
TIN [Member]
SUBSEQUENT EVENT
Proportion of ownership interest held				29.15%	29.15%
Santa Barbara Metals Inc
SUBSEQUENT EVENT
Number of shares receivable | shares			15,000,000				15,000,000
Deemed price | $ / shares							$ 0.4
Equity consideration							$ 6,000,000
Cash consideration			$ 13,500
Consideration payment period			3 years
NSR royalty, percentage			1.50%				1.50%
Disposal of subsidiary | TIN [Member]
SUBSEQUENT EVENT
Proportion of ownership interest held			27.40%
Term Loan Facilities | Chaarat ZAAV CJSC
SUBSEQUENT EVENT
Effective interest rate		3.67%				3.67%
Term Loan Facilities | Syndicated term loan facilities
SUBSEQUENT EVENT
Principal amount		$ 220,000				¥ 1,500.0
Number of tranches | tranche		2				2
Term		3 years
Term Loan Facilities | Facility A
SUBSEQUENT EVENT
Principal amount | ¥						¥ 452.5
Reference rate		CNH HIBOR
Margin on reference rate		1.92%				1.92%
Term Loan Facilities | Facility B
SUBSEQUENT EVENT
Principal amount | ¥						¥ 1,047.5
Tulkubash/Kyzyltash Projects - Mining License Extension
SUBSEQUENT EVENT
Payments for mining license	$ 60,000
Restructuring | Chaarat ZAAV CJSC
SUBSEQUENT EVENT
Percentage of ownership interest transferred	30.00%